COMMITMENTS AND CONTINGENCIES - Legal Proceedings and License Agreement (Details)	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jan. 31, 2016
License Agreement
Legal proceedings description		5.00%
License Agreement | Iogen LLC
License Agreement
Non Royalty license fee equal to a certain percentage of net profit associated with OTC product	30.00%	30.00%
Non Royalty license fee equal to a certain percentage of net royalties received from any sub-licensee	30.00%	30.00%
License Agreement | Prescription Iodine Tablet | Iogen LLC
License Agreement
Royalty fee percentage based on net sales over a specific time period of commercialization	3.00%	3.00%
Royalty fee percentage based on net sales after a specific period of time	2.00%	2.00%
Time period for determining initial royalty fee as a percent of net sales	24 months	24 months
License Agreement | Other Products | Iogen LLC
License Agreement
Royalty fee percentage based on net sales over a specific time period of commercialization	3.00%	3.00%
Royalty fee percentage based on net sales from initial period until expiration of applicable patents	2.00%	2.00%
Royalty fee percentage based on net sales after a specific period of time	1.00%	1.00%
Time period for determining initial royalty fee as a percent of net sales	12 months	12 months